Finance Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Summary of Finance Income and Expenses

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Interest income	936	1,085	1,835	2,379
Other financial income	—	155	—	155
Net foreign exchange difference	(608)	(7,763)	1,064	(5,565)
Interest expenses on lease liabilities	(592)	(749)	(1,216)	(1,494)
Interest expenses on loans and borrowings	(14,264)	(15,195)	(27,985)	(29,335)
Fair value changes on derivatives	(548)	(504)	(1,204)	(199)
Fair value changes on Convertible Notes	2,287	(8,592)	14,558	13,506
Other financial expenses	(605)	(353)	(1,350)	(1,952)
Total finance income and expenses, net	(13,394)	(31,916)	(14,298)	(22,505)